Commitments - Additional Information (Detail) CAD in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Disclosure of commitments [Line Items]
Amount expected to be incurred		CAD 766
Expected period		1 year	1 year
Amount on lease rentals		CAD 113		CAD 93
Royalty expense		453		312
Within one year [member]
Disclosure of commitments [Line Items]
Amount expected to be incurred		520
Within two to five years [member]
Disclosure of commitments [Line Items]
Amount expected to be incurred		246
Office premises [member]
Disclosure of commitments [Line Items]
Amount on lease rentals		13		10
Mining equipment [member]
Disclosure of commitments [Line Items]
Amount on lease rentals		60		36
Rail facilities [member]
Disclosure of commitments [Line Items]
Amount on lease rentals		12		10
Road and port facilities [member]
Disclosure of commitments [Line Items]
Amount on lease rentals		28		37
Quebrada Blanca Phase 2 [member]
Disclosure of commitments [Line Items]
Amount expected to be incurred		323
Fort Hills [member]
Disclosure of commitments [Line Items]
Amount expected to be incurred		CAD 196
Ownership interest in joint operation		20.89%	20.89%
Antamina [member]
Disclosure of commitments [Line Items]
Royalty percentage		7.40%	7.40%
Royalty expense		CAD 28		CAD 17
Steelmaking Coal Operations [member]
Disclosure of commitments [Line Items]
Amount expected to be incurred		CAD 175
Red Dog Royalty [member]
Disclosure of commitments [Line Items]
Royalty percentage		35.00%	35.00%
Maximum net proceeds of production royalty		50.00%	50.00%
Increase in net proceeds of production royalty	35.00%	5.00%	5.00%
Royalty expense | $			$ 324		$ 213
Red Dog Road and Port lease [member] | Over next fifteen years [member]
Disclosure of commitments [Line Items]
Minimum annual user fee | $			18
Red Dog Road and Port lease [member] | Over next seven years [member]
Disclosure of commitments [Line Items]
Minimum annual user fee | $			6
Red Dog Road and Port lease [member] | Over twenty two years [member]
Disclosure of commitments [Line Items]
Total remaining user fee | $			$ 312
Other Operations [member]
Disclosure of commitments [Line Items]
Amount expected to be incurred		CAD 72
Bottom of range [member]
Disclosure of commitments [Line Items]
Capital expenditure commitments expected period		2 years	2 years
Top of range [member]
Disclosure of commitments [Line Items]
Capital expenditure commitments expected period		5 years	5 years
Lease term				20 years	20 years